UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07657

                      OPPENHEIMER DEVELOPING MARKETS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             Oppenheimerfunds, Inc.
           TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                   Date of reporting period: August 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Korea, Republic of South                                                  17.8%
--------------------------------------------------------------------------------
Brazil                                                                    16.5
--------------------------------------------------------------------------------
India                                                                     16.3
--------------------------------------------------------------------------------
Mexico                                                                     7.9
--------------------------------------------------------------------------------
Taiwan                                                                     5.7
--------------------------------------------------------------------------------
Indonesia                                                                  4.3
--------------------------------------------------------------------------------
South Africa                                                               4.0
--------------------------------------------------------------------------------
Egypt                                                                      3.5
--------------------------------------------------------------------------------
Turkey                                                                     3.3
--------------------------------------------------------------------------------
Hong Kong                                                                  3.2

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Banco Bradesco SA, Preference                                             1.8%
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                                 1.7
--------------------------------------------------------------------------------
Corporacion GEO SA de CV, Series B                                        1.6
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                  1.5
--------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                    1.5
--------------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR   1.4
--------------------------------------------------------------------------------
Companhia Energetica de Minas Gerais, Preference                          1.4
--------------------------------------------------------------------------------
Uniao de Bancos Brasileiros SA, Sponsored GDR                             1.4
--------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                           1.4
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                         1.3

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005,and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER DEVELOPING MARKETS FUND

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TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

REGIONAL ALLOCATION

Asia                      52.9%
Latin America             26.6
Middle East/Africa        12.6
Europe                     4.0
United States/Canada       2.9
Emerging Europe            1.0

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


                     10 | OPPENHEIMER DEVELOPING MARKETS FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund produced a strong return over the fiscal year ending August 31, 2005, both on an absolute and a relative basis. While the discussion earlier in this report is reflective of the Fund's absolute performance and applies to many of the Fund's relative stock discussions, below are more details of how the Fund performed relative to the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF).

      On a relative basis, the Fund's best performance came from its holdings in India, Brazil and Taiwan. In addition to good stock selection in India, our large overweight relative to the benchmark helped fuel returns. Housing Development Financial Corp. Ltd. (HDFC) and ICICI Bank were two of our best performers. An example of a recent addition to the portfolio, which contributed to returns was Reliance Industries, a large Indian conglomerate. Reliance has good exposure in refining and telecommunications, two areas we believe currently offer significant opportunities in India. We purchased the stock on weakness and as the company began restructuring its operations, its stock price has recovered.

      Brazil also performed well in spite of political uncertainty and considerably higher interest rates than other large developing markets. Looking forward, Brazil is one of the last opportunities in the major markets for a secular decline in interest rates, to which should be positive for domestic demand growth and equity market valuations.

      In Taiwan, it was our significant underweight that helped our relative performance. Largely a technology-driven market, the Fund benefited by not owning shares in Taiwan Semiconductor, a large component of the index, when the sector as a whole sold off earlier in the period. Instead, we benefited from our investment in High Tech Computer, a designer of mobile "smartphones" and a relatively new holding for the Fund. The stock was one of the Fund's best performing stocks for the 12-month period.

      In closing, we'd like to remind shareholders that investing in foreign markets, especially in the securities of emerging countries, poses considerable risks, including heightened volatility, political and economic uncertainty, currency fluctuations and higher expenses.


                    11 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2005. In the case of Class A, Class B and Class C shares, performance is measured from the inception of the Classes on November 18, 1996. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an unmanaged capitalization-weighted equity index of issuers located in 25 developing markets. The MSCI Emerging Markets Free Index is widely recognized as a measure of performance in developing markets. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                    12 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Developing Markets Fund (Class A)

   MSCI Emerging Markets Free Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Developing
                             Markets Fund          MSCI Emerging Markets
                              (Class A)                  Free Index
11/18/1996                      9,425                      10,000
11/30/1996                      9,331                      10,000
02/28/1997                     11,008                      11,162
05/31/1997                     11,923                      11,102
08/31/1997                     12,083                      10,306
11/30/1997                     10,641                       8,504
02/28/1998                     11,331                       8,831
05/31/1998                     11,073                       7,796
08/31/1998                      7,693                       5,062
11/30/1998                      9,091                       6,415
02/28/1999                      8,275                       6,247
05/31/1999                     10,552                       7,787
08/31/1999                     11,533                       8,538
11/30/1999                     13,617                       9,157
02/29/2000                     18,933                      10,485
05/31/2000                     16,504                       9,094
08/31/2000                     17,198                       8,923
11/30/2000                     14,677                       6,875
02/28/2001                     16,147                       7,352
05/31/2001                     15,456                       6,963
08/31/2001                     13,745                       6,281
11/30/2001                     13,309                       6,202
02/28/2002                     15,614                       7,010
05/31/2002                     15,981                       7,295
08/31/2002                     14,492                       6,296
11/30/2002                     13,920                       6,369
02/28/2003                     13,564                       5,925
05/31/2003                     15,372                       6,645
08/31/2003                     18,538                       7,911
11/30/2003                     21,310                       8,707
02/29/2004                     24,182                      10,064
05/31/2004                     22,644                       9,145
08/31/2004                     23,842                       9,264
11/30/2004                     28,941                      10,911
02/28/2005                     33,271                      12,401
05/31/2005                     32,129                      11,547
08/31/2005                     35,864                      12,771

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 41.77%   5-Year 14.47%   Since Inception (11/18/96) 15.65%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                    13 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Developing Markets Fund (Class B)

   MSCI Emerging Markets Free Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Developing
                             Markets Fund          MSCI Emerging Markets
                             (Class B)                  Free Index
11/18/1996                     10,000                      10,000
11/30/1996                      9,900                      10,000
02/28/1997                     11,650                      11,162
05/31/1997                     12,580                      11,102
08/31/1997                     12,730                      10,306
11/30/1997                     11,190                       8,504
02/28/1998                     11,886                       8,831
05/31/1998                     11,593                       7,796
08/31/1998                      8,039                       5,062
11/30/1998                      9,492                       6,415
02/28/1999                      8,617                       6,247
05/31/1999                     10,978                       7,787
08/31/1999                     11,962                       8,538
11/30/1999                     14,101                       9,157
02/29/2000                     19,586                      10,485
05/31/2000                     17,039                       9,094
08/31/2000                     17,729                       8,923
11/30/2000                     15,096                       6,875
02/28/2001                     16,577                       7,352
05/31/2001                     15,842                       6,963
08/31/2001                     14,065                       6,281
11/30/2001                     13,593                       6,202
02/28/2002                     15,917                       7,010
05/31/2002                     16,259                       7,295
08/31/2002                     14,713                       6,296
11/30/2002                     14,119                       6,369
02/28/2003                     13,759                       5,925
05/31/2003                     15,592                       6,645
08/31/2003                     18,804                       7,911
11/30/2003                     21,616                       8,707
02/29/2004                     24,529                      10,064
05/31/2004                     22,969                       9,145
08/31/2004                     24,185                       9,264
11/30/2004                     29,356                      10,911
02/28/2005                     33,748                      12,401
05/31/2005                     32,591                      11,547
08/31/2005                     36,379                      12,771

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 44.14%   5-Year 14.68%   Since Inception (11/18/96) 15.83%


                    14 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Developing Markets Fund (Class C)

   MSCI Emerging Markets Free Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Developing
                             Markets Fund          MSCI Emerging Markets
                              (Class C)                  Free Index
11/18/1996                     10,000                      10,000
11/30/1996                      9,900                      10,000
02/28/1997                     11,660                      11,162
05/31/1997                     12,590                      11,102
08/31/1997                     12,740                      10,306
11/30/1997                     11,190                       8,504
02/28/1998                     11,895                       8,831
05/31/1998                     11,602                       7,796
08/31/1998                      8,042                       5,062
11/30/1998                      9,497                       6,415
02/28/1999                      8,622                       6,247
05/31/1999                     10,984                       7,787
08/31/1999                     11,980                       8,538
11/30/1999                     14,109                       9,157
02/29/2000                     19,582                      10,485
05/31/2000                     17,032                       9,094
08/31/2000                     17,722                       8,923
11/30/2000                     15,087                       6,875
02/28/2001                     16,577                       7,352
05/31/2001                     15,840                       6,963
08/31/2001                     14,058                       6,281
11/30/2001                     13,585                       6,202
02/28/2002                     15,905                       7,010
05/31/2002                     16,249                       7,295
08/31/2002                     14,696                       6,296
11/30/2002                     14,097                       6,369
02/28/2003                     13,709                       5,925
05/31/2003                     15,512                       6,645
08/31/2003                     18,671                       7,911
11/30/2003                     21,415                       8,707
02/29/2004                     24,249                      10,064
05/31/2004                     22,672                       9,145
08/31/2004                     23,823                       9,264
11/30/2004                     28,864                      10,911
02/28/2005                     33,116                      12,401
05/31/2005                     31,926                      11,547
08/31/2005                     35,565                      12,771

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 48.29%   5-Year 14.95%   Since Inception (11/18/96) 15.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                    15 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Developing Markets Fund (Class N)

   MSCI Emerging Markets Free Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer Developing
                             Markets Fund          MSCI Emerging Markets
                              (Class N)                  Free Index
03/01/2001                     10,000                      10,000
05/31/2001                      9,522                       9,471
08/31/2001                      8,460                       8,543
11/30/2001                      8,185                       8,436
02/28/2002                      9,593                       9,534
05/31/2002                      9,820                       9,921
08/31/2002                      8,894                       8,563
11/30/2002                      8,541                       8,663
02/28/2003                      8,319                       8,059
05/31/2003                      9,423                       9,038
08/31/2003                     11,360                      10,759
11/30/2003                     13,047                      11,842
02/29/2004                     14,790                      13,688
05/31/2004                     13,833                      12,438
08/31/2004                     14,560                      12,599
11/30/2004                     17,655                      14,840
02/28/2005                     20,279                      16,866
05/31/2005                     19,561                      15,705
08/31/2005                     21,816                      17,369

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 48.84%   5-Year N/A   Since Inception (3/1/01) 18.93%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                    16 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    17 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                    18 | OPPENHEIMER DEVELOPING MARKETS FUND exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING       ENDING         EXPENSES
                             ACCOUNT         ACCOUNT        PAID DURING
                             VALUE           VALUE          6 MONTHS ENDED
                             (3/1/05)        (8/31/05)      AUGUST 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00      $ 1,078.00     $  7.57
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00        1,017.95        7.35
--------------------------------------------------------------------------------
Class B Actual                 1,000.00        1,073.60       11.72
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00        1,013.96       11.38
--------------------------------------------------------------------------------
Class C Actual                 1,000.00        1,074.00       11.40
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00        1,014.27       11.08
--------------------------------------------------------------------------------
Class N Actual                 1,000.00        1,075.80        9.51
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00        1,016.08        9.24

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.44%
--------------------------
Class B          2.23
--------------------------
Class C          2.17
--------------------------
Class N          1.81

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                    19 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  August 31, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.9%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Amtek Auto Ltd. 1                                    7,296,853  $    36,894,480
--------------------------------------------------------------------------------
Hyundai Autonet
Co. Ltd.                                             3,899,565       20,859,012
                                                                ----------------
                                                                     57,753,492

--------------------------------------------------------------------------------
AUTOMOBILES--4.3%
Bajaj Auto Ltd.                                        528,000       16,953,567
--------------------------------------------------------------------------------
Hero Honda
Motors Ltd.                                            767,055       11,267,563
--------------------------------------------------------------------------------
Hyundai Motor Co.                                      550,720       38,031,586
--------------------------------------------------------------------------------
Hyundai Motor Co.
Ltd., Preference                                       363,170       15,066,823
--------------------------------------------------------------------------------
Kia Motors Corp.                                     1,989,260       29,679,607
--------------------------------------------------------------------------------
PT Astra
International Tbk                                   45,738,500       45,072,405
--------------------------------------------------------------------------------
Ssangyong
Motor Co. 1,2                                        7,796,210       55,269,393
                                                                ----------------
                                                                    211,340,944

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Danubius Hotel
& Spa Rt. 2                                            201,171        5,774,100
--------------------------------------------------------------------------------
Hongkong &
Shanghai Hotels
Ltd. (The)                                          13,908,000       16,157,772
--------------------------------------------------------------------------------
Intralot SA
Integrated Lottery                                   1,060,960       17,120,492
--------------------------------------------------------------------------------
Jollibee Foods Corp.                                38,650,000       22,664,594
                                                                ----------------
                                                                     61,716,958

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.2%
Consorcio Ara
SA de CV                                             5,951,500       19,976,676
--------------------------------------------------------------------------------
Corporacion GEO
SA de CV, Series B 1,2                              28,915,000       80,386,657
--------------------------------------------------------------------------------
Humax Co. Ltd.                                       1,272,452       24,756,498
--------------------------------------------------------------------------------
LG Electronics, Inc.                                   143,220        8,635,192
--------------------------------------------------------------------------------
LG Electronics, Inc.,
Preference                                             414,830       15,055,203

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
SARE Holding SA
de CV, Cl. B 2                                       1,174,416  $       977,315
--------------------------------------------------------------------------------
Steinhoff
International
Holdings Ltd.                                       17,805,600       46,166,553
--------------------------------------------------------------------------------
Urbi, Desarrollos
Urbanos SA de CV 2                                   1,394,019        8,813,881
                                                                ----------------
                                                                    204,767,975

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.3%
GS Home
Shopping, Inc. 1                                       698,292       65,309,308
--------------------------------------------------------------------------------
MEDIA--3.1%
Corporacion
Interamericana
de Entretenimiento
SA de CV 2                                          10,116,939       21,532,007
--------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                          478,100       30,024,680
--------------------------------------------------------------------------------
Shaw Brothers Ltd. 3                                 7,050,000        8,917,218
--------------------------------------------------------------------------------
Singapore Press
Holdings Ltd.                                       10,645,000       28,714,867
--------------------------------------------------------------------------------
Television
Broadcasts Ltd.                                      4,627,000       25,630,638
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                   8,194,286       35,401,549
                                                                ----------------
                                                                    150,220,959

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Lojas Americanas
SA, Preference 1                                 2,226,500,000       40,893,163
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Courts (Singapore)
Ltd. 1                                              11,425,000        3,872,881
--------------------------------------------------------------------------------
JD Group Ltd.                                        1,625,192       18,898,324
                                                                ----------------
                                                                     22,771,205

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Folli-Follie SA                                        330,000       10,357,156
--------------------------------------------------------------------------------
CONSUMER STAPLES--10.7%
--------------------------------------------------------------------------------
BEVERAGES--2.6%
Coca-Cola Femsa
SA de CV,
Sponsored ADR 1                                      1,360,000       36,720,000


                    20 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
Companhia
de Bebidas das
Americas, ADR                                          238,200  $     6,109,830
--------------------------------------------------------------------------------
Companhia
de Bebidas das
Americas, ADR,
Preference                                             957,300       30,729,330
--------------------------------------------------------------------------------
Fomento Economico
Mexicano SA de CV,
Sponsored ADR                                          276,400       18,938,928
--------------------------------------------------------------------------------
Serm Suk Public
Co. Ltd.                                             7,323,000        3,570,462
--------------------------------------------------------------------------------
United Breweries
Holdings Ltd. 1,2                                    1,465,724       17,522,388
--------------------------------------------------------------------------------
United Breweries
Ltd. 1,2                                               719,989       10,545,758
                                                                ----------------
                                                                    124,136,696

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.1%
Companhia Brasileira
de Distribuicao
Grupo Pao de
Acucar, Sponsored
ADR 1                                                2,892,100       69,468,242
--------------------------------------------------------------------------------
Dairy Farm
International
Holdings Ltd.                                        3,965,600       12,255,124
--------------------------------------------------------------------------------
Jeronimo Martins
Sociedade Gestora
de Participacoes SA                                  1,615,632       23,499,884
--------------------------------------------------------------------------------
Massmart Holdings
Ltd.                                                 2,746,012       20,604,529
--------------------------------------------------------------------------------
President Chain
Store Corp.                                         13,012,074       23,481,330
                                                                ----------------
                                                                    149,309,109

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Sadia SA, Preference                                16,547,000       36,505,897
--------------------------------------------------------------------------------
Tiger Brands Ltd.                                      945,000       19,252,681
                                                                ----------------
                                                                     55,758,578

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Able C&C 1,2                                           537,778       15,455,043

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS Continued
Trent Ltd.                                             701,326  $    14,589,992
                                                                ----------------
                                                                     30,045,035

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Amore Pacific Corp.                                    130,675       35,326,941
--------------------------------------------------------------------------------
Natura
Cosmeticos SA                                          479,700       16,078,193
                                                                ----------------
                                                                     51,405,134

--------------------------------------------------------------------------------
TOBACCO--2.2%
Eastern Tobacco Co.                                    858,091       28,985,794
--------------------------------------------------------------------------------
ITC Ltd.                                             1,624,600       63,906,469
--------------------------------------------------------------------------------
PT Gudang Garam                                     15,501,000       16,554,466
                                                                ----------------
                                                                    109,446,729

--------------------------------------------------------------------------------
ENERGY--5.1%
--------------------------------------------------------------------------------
OIL & GAS--5.1%
Bharat Petroleum
Corp. Ltd.                                           3,472,770       28,138,679
--------------------------------------------------------------------------------
Det Norske
Oljeselskap ASA                                      3,477,742       23,481,553
--------------------------------------------------------------------------------
Oil & Natural
Gas Corp. Ltd.                                         871,070       19,417,788
--------------------------------------------------------------------------------
Reliance Industries
Ltd.                                                 3,761,355       61,476,047
--------------------------------------------------------------------------------
S-Oil Corp.                                            456,260       33,891,069
--------------------------------------------------------------------------------
Sinopec Zhenhai
Refining &
Chemical Co.
Ltd., Cl. H                                         19,906,000       21,643,499
--------------------------------------------------------------------------------
SK Corp.                                             1,251,053       62,293,695
                                                                ----------------
                                                                    250,342,330

--------------------------------------------------------------------------------
FINANCIALS--25.0%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--14.5%
Banco Bradesco SA,
Preference                                           2,040,203       86,550,657
--------------------------------------------------------------------------------
Banco
Latinoamericano
de Exportaciones
SA, Cl. E 1                                          3,805,885       65,232,869
--------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                   7,098,303       26,327,585


                    21 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Bank Leumi Le-Israel                                11,800,000  $    35,067,166
--------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR 4                                      1,800,000       14,789,187
--------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR,
S Shares                                             2,273,708       18,681,274
--------------------------------------------------------------------------------
Daegu Bank                                           1,335,000       14,041,881
--------------------------------------------------------------------------------
Grupo Financiero
Banorte SA de CV                                     2,964,400       24,338,124
--------------------------------------------------------------------------------
Grupo Financiero
Inbursa SA de CV                                    24,049,000       49,752,696
--------------------------------------------------------------------------------
Hana Bank                                            1,050,000       31,757,729
--------------------------------------------------------------------------------
HSBC Holdings plc                                    3,232,801       51,788,710
--------------------------------------------------------------------------------
HSBC Holdings plc,
Sponsored ADR                                          392,458       31,726,305
--------------------------------------------------------------------------------
ICICI Bank Ltd.                                        871,655        9,537,222
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                        1,925,000       45,006,500
--------------------------------------------------------------------------------
Industrial Bank
of Korea                                             1,170,000       12,240,384
--------------------------------------------------------------------------------
PT Bank Mandiri                                    281,527,000       37,579,131
--------------------------------------------------------------------------------
Shinhan Financial
Group Co. Ltd.                                       1,100,000       32,469,709
--------------------------------------------------------------------------------
TMB Bank Public
Co. Ltd. 2                                         219,869,400       20,800,259
--------------------------------------------------------------------------------
Uniao de Bancos
Brasileiros SA,
Sponsored GDR                                        1,512,300       67,630,056
--------------------------------------------------------------------------------
Woori Finance
Holdings Co. Ltd.                                    2,730,000       32,362,349
                                                                ----------------
                                                                    707,679,793

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
Tisco Bank Public
Co. Ltd.                                            16,493,280       11,102,208
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
Fubon Financial
Holding Co. Ltd.                                    36,147,000       32,670,266
--------------------------------------------------------------------------------
Fubon Financial
Holding Co.
Ltd., GDR                                            1,639,500       14,755,500

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Guoco Group Ltd.                                     2,584,000  $    25,801,265
--------------------------------------------------------------------------------
Haci Omer Sabanci
Holding AS                                           8,847,551       39,125,179
--------------------------------------------------------------------------------
Haci Omer Sabanci
Holding AS,
Sponsored ADR                                       12,000,000       13,140,000
--------------------------------------------------------------------------------
Kiatnakin Finance
Public Co. Ltd. 1                                   25,718,220       17,386,702
--------------------------------------------------------------------------------
Old Mutual plc                                      13,855,890       35,444,942
                                                                ----------------
                                                                    178,323,854

--------------------------------------------------------------------------------
INSURANCE--0.9%
Aksigorta AS 1                                       8,762,905       43,473,062
--------------------------------------------------------------------------------
REAL ESTATE--4.2%
Cyrela Brazil
Realty SA
Empreendimentos
e Participacoes                                        394,000        2,089,521
--------------------------------------------------------------------------------
Cyrela Brazil
Realty SA, GDR 4                                       435,720       22,875,300
--------------------------------------------------------------------------------
Hang Lung
Development Co.                                     15,594,000       29,295,246
--------------------------------------------------------------------------------
Henderson Land
Development
Co. Ltd.                                             6,522,000       32,477,196
--------------------------------------------------------------------------------
IRSA Inversiones y
Representaciones SA,
Sponsored GDR 2                                        586,200        7,122,330
--------------------------------------------------------------------------------
Medinet Nasr
for Housing &
Development Co. 1                                    1,316,496       10,692,332
--------------------------------------------------------------------------------
Midland
Holdings Ltd.                                       31,122,000       18,127,199
--------------------------------------------------------------------------------
SM Prime
Holdings, Inc.                                     447,005,396       56,568,682
--------------------------------------------------------------------------------
Solidere, GDR 2,4                                    2,063,978       27,347,709
                                                                ----------------
                                                                    206,595,515

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.5%
Housing
Development
Finance Corp. Ltd.                                   3,546,200       72,885,385


                    22 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--2.7%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Diagnosticos da
America 2                                            2,139,100  $    26,128,421
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Cipla Ltd.                                           2,822,573       21,913,809
--------------------------------------------------------------------------------
Divi's Laboratories
Ltd. 1                                                 796,149       27,597,411
--------------------------------------------------------------------------------
Ranbaxy
Laboratories Ltd.                                    1,425,950       17,014,231
--------------------------------------------------------------------------------
Sun Pharmaceutical
Industries Ltd.                                      2,672,963       38,016,486
                                                                ----------------
                                                                    104,541,937

--------------------------------------------------------------------------------
INDUSTRIALS--6.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Empresa Brasileira
de Aeronautica SA                                    2,282,000       15,171,379
--------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica SA,
Preference                                           6,070,500       54,446,487
                                                                ----------------
                                                                     69,617,866

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
Sinotrans Ltd. 1                                    91,900,000       32,223,209
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Taiwan Secom                                           520,000          703,389
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.8%
GS Engineering &
Construction Corp.                                     327,580       12,093,070
--------------------------------------------------------------------------------
Hyundai
Development Co.                                        465,220       12,488,257
--------------------------------------------------------------------------------
Kyeryong
Construction
Industrial Co. Ltd. 1                                  657,218       16,198,401
                                                                ----------------
                                                                     40,779,728

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Bharat Heavy
Electricals Ltd.                                       874,892       21,237,867
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
LG Chemical Ltd.                                       710,680       16,639,807

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES Continued
Murray & Roberts
Holdings Ltd.                                        4,000,000  $    10,085,352
                                                                ----------------
                                                                     26,725,159

--------------------------------------------------------------------------------
MACHINERY--2.2%
Hyundai Heavy
Industries Co. Ltd.                                    756,850       50,745,155
--------------------------------------------------------------------------------
Larsen & Toubro
Ltd.                                                 1,795,931       54,375,610
                                                                ----------------
                                                                    105,120,765

--------------------------------------------------------------------------------
ROAD & RAIL--0.3%
All America Latina
Logistica                                              420,820       14,247,533
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
LG International
Corp.                                                  137,160        1,724,458
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.1%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.5%
Benq Corp.                                          59,025,592       55,351,563
--------------------------------------------------------------------------------
High Tech
Computer Corp.                                       3,850,400       42,526,104
--------------------------------------------------------------------------------
Lite-On Technology
Corp.                                               35,129,075       36,308,983
--------------------------------------------------------------------------------
Quanta Computer,
Inc.                                                22,630,650       36,116,438
                                                                ----------------
                                                                    170,303,088

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Synnex Technology
International Corp.                                 25,633,080       30,446,620
--------------------------------------------------------------------------------
Varitronix
International Ltd.                                  11,577,000        8,118,566
                                                                ----------------
                                                                     38,565,186

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.0%
NCsoft Corp. 2                                          57,844        4,026,899
--------------------------------------------------------------------------------
NHN Corp. 2                                            323,875       44,890,847
                                                                ----------------
                                                                     48,917,746


                    23 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--2.1%
Flextronics Software
Systems Ltd.                                         1,259,205  $    19,097,585
--------------------------------------------------------------------------------
HCL Technologies
Ltd.                                                 4,118,600       42,420,878
--------------------------------------------------------------------------------
Tata Consultancy
Services Ltd.                                        1,343,360       42,897,505
                                                                ----------------
                                                                    104,415,968

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Mtekvision Co. Ltd. 1                                  823,668       24,208,101
--------------------------------------------------------------------------------
Telechips, Inc. 1                                      608,145        9,805,358
                                                                ----------------
                                                                     34,013,459

--------------------------------------------------------------------------------
MATERIALS--8.0%
--------------------------------------------------------------------------------
CHEMICALS--1.2%
Asian Paints Ltd.                                    2,248,000       24,555,666
--------------------------------------------------------------------------------
Finetec Corp. 1                                      1,538,406       18,636,822
--------------------------------------------------------------------------------
Petkim Petrokimya
Holding AS 2                                         3,787,990       16,725,545
                                                                ----------------
                                                                     59,918,033

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.3%
Cemex SA de CV,
Sponsored ADR                                        1,274,594       60,759,896
--------------------------------------------------------------------------------
METALS & MINING--5.5%
Anglo Platinum Ltd.                                    983,100       47,967,401
--------------------------------------------------------------------------------
Companhia de
Minas Buenaventura
SA, Sponsored ADR                                      193,400        4,798,254
--------------------------------------------------------------------------------
Companhia
Siderurgica Nacional
SA, Sponsored ADR                                    3,147,100       60,927,856
--------------------------------------------------------------------------------
Companhia Vale
do Rio Doce,
Sponsored ADR                                        2,810,000       84,300,000
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                          279,000       29,374,628
--------------------------------------------------------------------------------
PT Aneka
Tambang Tbk 1                                      178,972,100       39,232,018
                                                                ----------------
                                                                    266,600,157

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
Contax
Participacoes SA 2                                   3,222,585  $     2,310,636
--------------------------------------------------------------------------------
Magyar Telekom                                       7,922,175       40,032,710
--------------------------------------------------------------------------------
PT Telekomunikasi
Indonesia Tbk                                      137,215,000       67,572,487
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA                                     3,222,585       65,436,113
                                                                ----------------
                                                                    175,351,946

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.7%
America Movil SA
de CV, Series L                                      1,320,000       29,040,000
--------------------------------------------------------------------------------
Orascom Telecom
Holding SAE                                            482,695       45,445,365
--------------------------------------------------------------------------------
Shin Corp. Public Co.
Ltd. (Holding Co.)                                  55,114,700       50,803,119
--------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                    158,750       29,049,813
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                            3,509,300       74,607,718
--------------------------------------------------------------------------------
Turkcell Iletisim
Hizmetleri AS, ADR                                   3,502,913       47,044,122
--------------------------------------------------------------------------------
Vodafone Egypt
Telecommunications
Co. SAE                                              3,209,320       48,205,818
                                                                ----------------
                                                                    324,195,955

--------------------------------------------------------------------------------
UTILITIES--3.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.6%
Centrais Electricas
Brasileiras SA,
Preference, Cl. B                                1,336,081,000       17,855,983
--------------------------------------------------------------------------------
Companhia
Energetica de
Minas Gerais,
Preference                                       1,936,121,000       68,170,845
--------------------------------------------------------------------------------
Eletropaulo
Metropolitana SA 2                                 795,831,800       30,182,183
--------------------------------------------------------------------------------
National Thermal
Power Corp. Ltd.                                     5,302,419       12,330,628
                                                                ----------------
                                                                    128,539,639


                    24 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Gail India Ltd.                                      3,237,690  $    17,193,740
--------------------------------------------------------------------------------
Transportadora
de Gas del Sur SA,
Cl. B 2,3                                            6,000,000        7,501,932
                                                                ----------------
                                                                     24,695,672
                                                                ----------------

Total Common Stocks
(Cost $3,399,265,855)                                             4,694,961,665

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------
Trent Ltd., 2% Sec.
Debs., 7/7/10 3 [INR]
(Cost $743,371)                                    $32,425,500          648,142

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Trent Ltd. Wts.,
Exp. 1/7/10 2
(Cost $0)                                               63,757          593,762

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
--------------------------------------------------------------------------------
Undivided interest of 26.83% in joint repurchase
agreement (Principal Amount/Value $438,604,000,
with a maturity value of $438,647,129) with
UBS Warburg LLC, 3.54%, dated 8/31/05, to
be repurchased at $117,671,570 on 9/1/05,
collateralized by Federal National
Mortgage Assn., 6%, 4/1/35,
with a value of $447,924,090
(Cost $117,660,000)                               $117,660,000  $   117,660,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $3,517,669,226)                                     98.7%   4,813,863,569
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         1.3       61,665,193
                                                  ------------------------------
NET ASSETS                                               100.0% $ 4,875,528,762
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

INR   Indian Rupee

1. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2005 amounts to $737,023,598. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES                                       SHARES
                                                       AUGUST 31,        GROSS           GROSS      AUGUST 31,
                                                             2004    ADDITIONS      REDUCTIONS            2005
--------------------------------------------------------------------------------------------------------------
Able C&C                                                       --      537,778              --         537,778
Aksigorta AS                                        8,762,905,700           --   8,754,142,795**     8,762,905
Amtek Auto Ltd.                                                --    7,296,853              --       7,296,853
Banco Latinoamericano de Exportaciones SA, Cl. E          405,000    3,400,885              --       3,805,885
Brazil Realty SA Empreendimentos e Participacoes          394,000           --         394,000****          --
Brazil Realty SA, GDR                                     435,720           --         435,720****          --
Coca-Cola Femsa SA de CV, Sponsored ADR                   543,450      816,550              --       1,360,000
Companhia Brasileira de Distribuicao Grupo Pao de
Acucar, Sponsored ADR                                   1,461,600    1,430,500              --       2,892,100
Corporacion GEO SA de CV, Series B                     28,530,000      385,000              --      28,915,000
Courts (Singapore) Ltd.                                10,700,000      725,000              --      11,425,000
Divi's Laboratories Ltd.                                  381,652      573,014         158,517         796,149
Finetec Corp.                                                  --    1,538,406              --       1,538,406
GS Home Shopping, Inc.                                    687,900       10,392              --         698,292
Hyundai Autonet Co. Ltd.*                              10,200,000           --       6,300,435       3,899,565
Kiatnakin Finance Public Co. Ltd.                       5,399,920   20,318,300              --      25,718,220


                    25 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

                                                                   SHARES                                            SHARES
                                                               AUGUST 31,           GROSS          GROSS         AUGUST 31,
                                                                     2004       ADDITIONS     REDUCTIONS               2005
----------------------------------------------------------------------------------------------------------------------------
Kyeryong Construction Industrial Co. Ltd.                              --         657,218             --            657,218
Lojas Americanas SA, Preference                             2,226,500,000              --             --      2,226,500,000
Medinet Nasr for Housing & Development Co.                      1,060,000         256,496             --          1,316,496
Mtekvision Co. Ltd.                                                    --         823,668             --            823,668
PT Aneka Tambang Tbk                                          135,094,900      43,877,200             --        178,972,100
PT Hero Supermarket Tbk                                        20,000,000              --     20,000,000***              --
Sinotrans Ltd.                                                 76,500,000      15,400,000             --         91,900,000
Ssangyong Motor Co.                                                    --       7,796,210             --          7,796,210
Telechips, Inc.                                                        --         608,145             --            608,145
United Breweries Holdings Ltd.                                  1,850,000          76,239        460,515          1,465,724
United Breweries Ltd.                                           1,462,826          21,270        764,107***         719,989

                                                                                    VALUE       DIVIDEND           REALIZED
                                                                               SEE NOTE 1         INCOME        GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Able C&C                                                                    $  15,455,043   $         --       $         --
Aksigorta AS                                                                   43,473,062      1,774,766                 --
Amtek Auto Ltd.                                                                36,894,480             --                 --
Banco Latinoamericano de Exportaciones SA, Cl. E                               65,232,869      3,529,953                 --
Brazil Realty SA Empreendimentose Participacoes                                        --        102,730                 --
Brazil Realty SA, GDR                                                                  --      1,140,845                 --
Coca-Cola Femsa SA de CV, Sponsored ADR                                        36,720,000        394,493                 --
Companhia Brasileira de Distribuicao Grupo Pao de Acucar,
Sponsored ADR                                                                  69,468,242        631,628                 --
Corporacion GEO SA de CV, Series B                                             80,386,657             --                 --
Courts (Singapore) Ltd.                                                         3,872,881        101,651                 --
Divi's Laboratories Ltd.                                                       27,597,411        146,267           (636,198)
Finetec Corp.                                                                  18,636,822             --                 --
GS Home Shopping, Inc.                                                         65,309,308      1,680,341                 --
Hyundai Autonet Co. Ltd.*                                                              --*       724,670          1,846,491
Kiatnakin Finance Public Co. Ltd.                                              17,386,702        929,055                 --
Kyeryong Construction Industrial Co. Ltd.                                      16,198,401             --                 --
Lojas Americanas SA, Preference                                                40,893,163        456,295                 --
Medinet Nasr for Housing & Development Co.                                     10,692,332        471,816                 --
Mtekvision Co. Ltd.                                                            24,208,101             --                 --
PT Aneka Tambang Tbk                                                           39,232,018      2,279,300                 --
PT Hero Supermarket Tbk                                                                --             --          3,986,401
Sinotrans Ltd.                                                                 32,223,209        655,442                 --
Ssangyong Motor Co.                                                            55,269,393             --                 --
Telechips, Inc.                                                                 9,805,358             --                 --
United Breweries Holdings Ltd.                                                 17,522,388             --          3,844,837
United Breweries Ltd.                                                          10,545,758         74,352          8,264,046
                                                                            ------------------------------------------------
                                                                            $ 737,023,598   $ 15,093,604       $ 17,305,577
                                                                            ================================================

* No longer an affiliate as of August 31, 2005.

** Due to share revaluation.

*** Result of a tender offer.

**** Result of a conversion.


                    26 | OPPENHEIMER DEVELOPING MARKETS FUND

2. Non-income producing security.

3. Illiquid security. The aggregate value of illiquid securities as of August 31, 2005 was $17,067,292, which represents 0.35% of the Fund's net assets. See
Note 6 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $65,012,196 or 1.33% of the Fund's net assets as of August 31, 2005.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
--------------------------------------------------------------------------------
Korea, Republic of South                         $   857,616,128           17.8%
Brazil                                               795,232,325           16.5
India                                                783,436,707           16.3
Mexico                                               381,260,860            7.9
Taiwan                                               272,360,193            5.7
Indonesia                                            206,010,507            4.3
South Africa                                         192,349,468            4.0
Egypt                                                166,799,770            3.5
Turkey                                               159,507,908            3.3
Hong Kong                                            156,406,534            3.2
United States                                        140,535,300            2.9
United Kingdom                                       118,959,957            2.5
Thailand                                             103,662,750            2.1
Philippines                                           79,233,276            1.6
Panama                                                65,232,869            1.4
Israel                                                61,394,751            1.3
China                                                 53,866,708            1.1
Hungary                                               45,806,810            0.9
Singapore                                             32,587,748            0.7
Greece                                                27,477,648            0.6
Lebanon                                               27,347,709            0.6
Portugal                                              23,499,884            0.5
Norway                                                23,481,553            0.5
Bermuda                                               20,373,690            0.4
Argentina                                             14,624,262            0.3
Peru                                                   4,798,254            0.1
                                                 -------------------------------
Total                                            $ 4,813,863,569          100.0%
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    27 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $3,003,195,657)                                           $  4,076,839,971
Affiliated companies (cost $514,473,569)                                                    737,023,598
                                                                                       -----------------
                                                                                          4,813,863,569
--------------------------------------------------------------------------------------------------------
Cash                                                                                            535,077
--------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $25,350,375)                                                  24,731,108
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                             41,460,402
Shares of beneficial interest sold                                                           31,097,805
Interest and dividends                                                                       10,312,673
Other                                                                                            39,225
                                                                                       -----------------
Total assets                                                                              4,922,039,859

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                           705,461
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                        23,478,522
Shares of beneficial interest redeemed                                                       10,791,942
Foreign capital gains tax                                                                     7,358,429
Distribution and service plan fees                                                            1,875,717
Transfer and shareholder servicing agent fees                                                   716,117
Shareholder communications                                                                      255,067
Trustees' compensation                                                                          162,113
Other                                                                                         1,167,729
                                                                                       -----------------
Total liabilities                                                                            46,511,097

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $  4,875,528,762
                                                                                       =================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $  3,440,112,545
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            20,945,106
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              126,789,431
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                         1,287,681,680
                                                                                       -----------------
NET ASSETS                                                                             $  4,875,528,762
                                                                                       =================


                    28 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,104,557,607 and
131,946,149 shares of beneficial interest outstanding)                                            $31.11
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $33.01
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $222,722,673 and 7,234,870 shares
of beneficial interest outstanding)                                                               $30.78
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $450,012,521 and 14,759,082 shares
of beneficial interest outstanding)                                                               $30.49
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $98,235,961 and 3,203,202 shares
of beneficial interest outstanding)                                                               $30.67

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    29 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Interest                                                                  $   1,996,581
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $9,609,737)      94,992,622
Affiliated companies (net of foreign withholding taxes of $1,025,402)        15,093,604
                                                                          --------------
Total investment income                                                     112,082,807

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                              28,509,383
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       6,377,827
Class B                                                                       1,690,042
Class C                                                                       2,935,327
Class N                                                                         278,519
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       5,428,234
Class B                                                                         393,259
Class C                                                                         513,240
Class N                                                                         194,665
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         277,405
Class B                                                                          46,439
Class C                                                                          43,587
Class N                                                                           4,053
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                   3,208,081
----------------------------------------------------------------------------------------
Trustees' compensation                                                          129,774
----------------------------------------------------------------------------------------
Other                                                                           335,131
                                                                          --------------
Total expenses                                                               50,364,966
Less reduction to custodian expenses                                            (40,020)
Less waivers and reimbursements of expenses                                      (6,677)
                                                                          --------------
Net expenses                                                                 50,318,269

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        61,764,538


                    30 | OPPENHEIMER DEVELOPING MARKETS FUND

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments:
  Unaffiliated companies                                                  $   117,403,113
  Affiliated companies                                                         17,305,577
Foreign currency transactions                                                  26,189,952
                                                                          ---------------
Net realized gain                                                             160,898,642
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $7,358,429)                  926,658,556
Translation of assets and liabilities denominated in foreign currencies        25,818,451
                                                                          ---------------
Net change in unrealized appreciation                                         952,477,007

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 1,175,140,187
                                                                          ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    31 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                    2005               2004
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                        $     61,764,538   $     20,907,438
-------------------------------------------------------------------------------------------------
Net realized gain                                                 160,898,642         44,208,693
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                             952,477,007        202,119,765
                                                             ------------------------------------
Net increase in net assets resulting from operations            1,175,140,187        267,235,896

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (31,307,183)       (27,952,368)
Class B                                                              (879,176)        (2,748,497)
Class C                                                            (1,898,747)        (3,209,280)
Class N                                                              (545,843)          (455,621)
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           (10,889,372)                --
Class B                                                              (742,531)                --
Class C                                                            (1,173,811)                --
Class N                                                              (217,007)                --

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                         1,608,133,391        774,658,690
Class B                                                            42,129,047         13,494,351
Class C                                                           173,879,187         76,067,428
Class N                                                            53,161,881         14,703,179

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                  3,004,790,023      1,111,793,778
-------------------------------------------------------------------------------------------------
Beginning of period                                             1,870,738,739        758,944,961
                                                             ------------------------------------
End of period (including accumulated net investment income
(loss) of $20,945,106 and $(7,081,902), respectively)        $  4,875,528,762   $  1,870,738,739
                                                             ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    32 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED AUGUST 31,                2005           2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $     21.09    $     16.92    $   13.43   $   12.93   $   16.85
--------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                          .55 1          .48          .19         .25         .21
Net realized and unrealized gain
(loss)                                        9.97           4.31         3.50         .45       (3.54)
                                       -----------------------------------------------------------------
Total from investment operations             10.52           4.79         3.69         .70       (3.33)
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income          (.37)          (.62)        (.20)       (.20)       (.20)
Distributions from net realized gain          (.13)            --           --          --        (.39)
                                       -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                               (.50)          (.62)        (.20)       (.20)       (.59)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period         $     31.11    $     21.09    $   16.92   $   13.43   $   12.93
                                       =================================================================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           50.42%         28.61%       27.93%       5.44%     (20.08)%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $ 4,104,558    $ 1,549,854    $ 588,450   $ 337,405   $ 167,178
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $ 2,739,224    $ 1,145,452    $ 374,841   $ 257,746   $ 153,027
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                         2.01%          1.64%        1.42%       1.91%       1.76%
Total expenses                                1.43%          1.52%        1.81%       1.81%       1.69%
Expenses after payments and waivers
and reduction to custodian expenses            N/A 4          N/A 4       1.76%       1.77%        N/A 4
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         28%            15%           6%         10%         16%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    33 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B  YEAR ENDED AUGUST 31,              2005         2004          2003       2002       2001
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $   20.87    $   16.79      $  13.32   $  12.82   $  16.70
---------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .31 1        .12           .09        .15        .12
Net realized and unrealized gain
(loss)                                      9.88         4.46          3.47        .44      (3.53)
                                       ------------------------------------------------------------
Total from investment operations           10.19         4.58          3.56        .59      (3.41)
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income        (.15)        (.50)         (.09)      (.09)      (.08)
Distributions from net realized gain        (.13)          --            --         --       (.39)
                                       ------------------------------------------------------------
Total dividends and/or distributions
to shareholders                             (.28)        (.50)         (.09)      (.09)      (.47)
---------------------------------------------------------------------------------------------------
Net asset value, end of period         $   30.78    $   20.87      $  16.79   $  13.32   $  12.82
                                       ============================================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2         49.14%       27.50%        26.98%      4.61%    (20.67)%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $ 222,723    $ 119,749      $ 84,705   $ 63,005   $ 45,393
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $ 169,763    $ 117,271      $ 62,676   $ 54,744   $ 48,135
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                       1.15%        0.61%         0.66%      1.14%      0.92%
Total expenses                              2.24%        2.41%         2.67%      2.58%      2.46%
Expenses after payments and waivers
and reduction to custodian expenses          N/A 4        N/A 4,5      2.52%      2.54%       N/A 4
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                       28%          15%            6%        10%        16%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    34 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS C  YEAR ENDED AUGUST 31,              2005         2004        2003       2002       2001
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $   20.70    $   16.67    $  13.25   $  12.78   $  16.68
-------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .34 1        .31         .10        .17        .12
Net realized and unrealized gain
(loss)                                      9.79         4.25        3.44        .41      (3.52)
                                       ----------------------------------------------------------
Total from investment operations           10.13         4.56        3.54        .58      (3.40)
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income        (.21)        (.53)       (.12)      (.11)      (.11)
Distributions from net realized gain        (.13)          --          --         --       (.39)
                                       ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                             (.34)        (.53)       (.12)      (.11)      (.50)
-------------------------------------------------------------------------------------------------
Net asset value, end of period         $   30.49    $   20.70    $  16.67   $  13.25   $  12.78
                                       ==========================================================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2         49.29%       27.60%      27.05%      4.54%    (20.68)%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $ 450,012    $ 175,025    $ 77,081   $ 46,722   $ 20,864
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $ 294,791    $ 145,460    $ 52,236   $ 33,334   $ 19,646
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                       1.28%        0.83%       0.66%      1.15%      0.94%
Total expenses                              2.17%        2.31%       2.57%      2.57%      2.46%
Expenses after payments and waivers
and reduction to custodian expenses          N/A 4        N/A 4      2.52%      2.53%       N/A 4
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                       28%          15%          6%        10%        16%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    35 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N  YEAR ENDED AUGUST 31,                2005        2004      2003      2002      2001 1
----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  20.84    $  16.77   $ 13.36   $ 12.91   $ 15.26
----------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                          .45 2       .45       .22       .32       .05
Net realized and unrealized gain (loss)       9.83        4.22      3.41       .34     (2.40)
                                          ----------------------------------------------------
Total from investment operations             10.28        4.67      3.63       .66     (2.35)
----------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income          (.32)       (.60)     (.22)     (.21)       --
Distributions from net realized gain          (.13)         --        --        --        --
                                          ----------------------------------------------------
Total dividends and/or distributions
to shareholders                               (.45)       (.60)     (.22)     (.21)       --
----------------------------------------------------------------------------------------------
Net asset value, end of period            $  30.67    $  20.84   $ 16.77   $ 13.36   $ 12.91
                                          ====================================================

----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3           49.84%      28.16%    27.73%     5.13%   (15.40)%
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $ 98,236    $ 26,110   $ 8,709   $ 1,741   $    77
----------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 57,727    $ 18,770   $ 4,196   $   686   $    35
----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                         1.67%       1.31%     1.27%     1.68%     1.63%
Total expenses                                1.82%       1.99%     2.08%     2.04%     1.96%
Expenses after payments and waivers and
reduction to custodian expenses               1.80%       1.88%     1.99%     2.00%      N/A 5
----------------------------------------------------------------------------------------------
Portfolio turnover rate                         28%         15%        6%       10%       16%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    36 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Developing Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily


                    37 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


                    38 | OPPENHEIMER DEVELOPING MARKETS FUND class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                            NET UNREALIZED
                                                              APPRECIATION
                                                          BASED ON COST OF
                                                            SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
    ----------------------------------------------------------------------
    $109,972,513       $91,368,100                $--       $1,234,229,624

1. During the fiscal year ended August 31, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended August 31, 2004, the Fund utilized $19,295,605 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                   INCREASE TO                REDUCTION TO
                                   ACCUMULATED             ACCUMULATED NET
    INCREASE TO                 NET INVESTMENT               REALIZED GAIN
    PAID-IN CAPITAL                     INCOME            ON INVESTMENTS 3
    ----------------------------------------------------------------------
    $19,251,646                       $893,419                 $20,145,065

3. $19,251,646, including $13,658,274 of long-term capital gain, was distributed in connection with Fund share redemptions.


                    39 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:

                                          YEAR ENDED        YEAR ENDED
                                     AUGUST 31, 2005   AUGUST 31, 2004
          ------------------------------------------------------------
          Distributions paid from:
          Ordinary income            $    34,630,949   $    34,365,766
          Long-term capital gain          13,022,721                --
                                     ---------------------------------
          Total                      $    47,653,670   $    34,365,766
                                     =================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities              $ 3,571,773,446
          Federal tax cost of other investments             1,095,698
                                                      ----------------
          Total federal tax cost                      $ 3,572,869,144
                                                      ================
          Gross unrealized appreciation               $ 1,326,705,935
          Gross unrealized depreciation                   (92,476,311)
                                                      ----------------
          Net unrealized appreciation                 $ 1,234,229,624
                                                      ================

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2005, the Fund's projected benefit obligations were increased by $70,758 and payments of $933 were made to retired trustees, resulting in an accumulated liability of $123,592 as of August 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and


                    40 | OPPENHEIMER DEVELOPING MARKETS FUND will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED AUGUST 31, 2005     YEAR ENDED AUGUST 31, 2004
                                SHARES           AMOUNT         SHARES          AMOUNT
---------------------------------------------------------------------------------------
CLASS A
Sold                        88,754,718   $2,427,698,410     63,139,029  $1,266,479,821
Dividends and/or
distributions reinvested     1,371,503       34,603,027      1,184,139      23,007,783
Redeemed                   (31,652,270)    (854,168,046) 1 (25,627,852)   (514,828,914)
                           ------------------------------------------------------------
Net increase                58,473,951   $1,608,133,391     38,695,316  $  774,658,690
                           ============================================================


                    41 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             YEAR ENDED AUGUST 31, 2005     YEAR ENDED AUGUST 31, 2004
                                SHARES           AMOUNT         SHARES          AMOUNT
---------------------------------------------------------------------------------------
CLASS B
Sold                         2,990,642   $   82,326,626      2,655,996  $   52,882,450
Dividends and/or
distributions reinvested        57,208        1,437,052        126,635       2,449,139
Redeemed                    (1,550,934)     (41,634,631) 1  (2,090,223)    (41,837,238)
                           ------------------------------------------------------------
Net increase                 1,496,916   $   42,129,047        692,408  $   13,494,351
                           ============================================================

---------------------------------------------------------------------------------------
CLASS C
Sold                         8,093,292   $  221,658,558      5,461,597  $  108,717,047
Dividends and/or
distributions reinvested       103,479        2,573,527        143,023       2,741,763
Redeemed                    (1,891,282)     (50,352,898) 1  (1,775,168)    (35,391,382)
                           ------------------------------------------------------------
Net increase                 6,305,489   $  173,879,187      3,829,452  $   76,067,428
                           ============================================================

---------------------------------------------------------------------------------------
CLASS N
Sold                         2,555,275   $   69,740,342      1,134,305  $   22,542,746
Dividends and/or
distributions reinvested        30,025          749,123         23,641         454,865
Redeemed                      (634,917)     (17,327,584) 1    (424,467)     (8,294,432)
                           ------------------------------------------------------------
Net increase                 1,950,383   $   53,161,881        733,479  $   14,703,179
                           ============================================================

1. Net of redemption fees of $67,827, $4,203, $7,299 and $1,429 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2005, were as follows:

                                         PURCHASES           SALES
           -------------------------------------------------------
           Investment securities    $2,662,985,902    $866,035,327

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $250 million of average annual net assets of the Fund, 0.95% of the next $250 million, 0.90% of the next $500 million and 0.85% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2005, the Fund paid $6,220,598 to OFS for services to the Fund.


                    42 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2005 for Class B, Class C and Class N shares were $2,437,994, $3,536,870 and $624,099, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
August 31, 2005     $ 1,493,238           $ 349       $ 261,113        $ 89,216        $ 68,815


                    43 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2005, OFS waived $6,677 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of August 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                CONTRACT      VALUATION AS OF
                                EXPIRATION        AMOUNT           AUGUST 31,     UNREALIZED
CONTRACT DESCRIPTION                 DATES        (000S)                 2005   DEPRECIATION
--------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hong Kong Dollar [HKD]              9/1/05         4,620HKD   $       594,471   $         88
Indian Rupee [INR]                  9/1/05         3,871INR            87,922             49
Indonesia Rupiah [IDR]              9/1/05   140,445,376IDR        13,635,473         53,160
                                                                                ------------
                                                                                      53,297
                                                                                ------------
CONTRACTS TO SELL
Euro [EUR]                          9/1/05         7,962EUR         9,822,755         88,376
South African Rand [ZAR]            9/1/05       183,296ZAR        28,803,086        563,788
                                                                                ------------
                                                                                     652,164
                                                                                ------------
Total unrealized depreciation                                                   $    705,461
                                                                                ============

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of August 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid


                    44 | OPPENHEIMER DEVELOPING MARKETS FUND securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENT

Effective September 2, 2005, the Fund will offer Class Y shares.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    45 | OPPENHEIMER DEVELOPING MARKETS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER DEVELOPING MARKETS FUND:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Oppenheimer Developing Markets Fund, including the statement of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Developing Markets Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 17, 2005


                    46 | OPPENHEIMER DEVELOPING MARKETS FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $0.4983, $.02808, $0.3366 and $0.452 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 9, 2004, of which $0.1286 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      None of the dividends paid by the Fund during the year ended August 31, 2005 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $85,887,240 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $12,031,772 of foreign income taxes paid by the Fund during the fiscal year ended August 31, 2005. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    47 | OPPENHEIMER DEVELOPING MARKETS FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a joint special meeting of shareholders was held at which the eleven Trustees identified below were elected (Proposal No. 1). The meeting was adjourned until September 16, 2005 to allow the Fund to solicit additional votes for the proposals to change, add or eliminate certain fundamental investment policies (Proposal No. 2) as described in the Fund's proxy statement for that meeting. On September 16, 2005, the meeting was reconvened and the proposals regarding changes in, or the addition or elimination of, certain fundamental investment policies were approved (Proposal No. 2). The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                      FOR                WITHHELD          TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink              75,278,297.718     1,007,691.920     76,285,989.638
Robert G. Galli              75,197,746.301     1,088,243.337     76,285,989.638
Phillip A.Griffiths          75,264,029.157     1,021,960.481     76,285,989.638
Mary F. Miller               75,249,816.127     1,036,173.511     76,285,989.638
Joel W. Motley               75,280,889.075     1,005,100.563     76,285,989.638
John V. Murphy               75,272,445.840     1,013,543.798     76,285,989.638
Kenneth A. Randall           75,173,621.040     1,112,368.598     76,285,989.638
Russell S. Reynolds, Jr.     75,181,608.405     1,104,381.233     76,285,989.638
Joseph M. Wikler             75,271,732.323     1,014,257.315     76,285,989.638
Peter I. Wold                75,265,940.056     1,020,049.582     76,285,989.638
Clayton K. Yeutter           75,190,387.740     1,095,601.898     76,285,989.638

--------------------------------------------------------------------------------
PROPOSAL NO. 2: TO APPROVE A MODIFICATION TO THE FUND'S FUNDAMENTAL INVESTMENT OBJECTIVE

                                                                                       BROKER
              FOR                                    AGAINST         ABSTAIN        NON-VOTES            TOTAL
--------------------------------------------------------------------------------------------------------------
2a: Borrowing
    47,574,064.981                             1,448,086.264   1,767,027.116   19,587,971.000   70,377,149.361
2b: Concentration of Investments
    47,866,779.192                             1,174,695.147   1,747,704.022   19,587,971.000   70,377,149.361
2c: Diversification of Investments
    48,066,408.659                             1,042,842.995   1,679,926.707   19,587,971.000   70,377,149.361
2g: Investing in Other Investment Companies
    47,327,830.926                             1,722,500.619   1,738,846.816   19,587,971.000   70,377,149.361
2h: Lending
    47,395,297.556                             1,639,064.303   1,754,816.502   19,587,971.000   70,377,149.361
2k: Real Estate and Commodities
    47,698,075.453                             1,384,941.212   1,706,161.696   19,587,971.000   70,377,149.361
2l: Senior Securities
    47,609,876.054                             1,418,531.160   1,760,771.147   19,587,971.000   70,377,149.361


                    48 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    49 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Mark Madden and the Manager's Global Emerging Markets investment team and analysts. He became co-portfolio manager and Vice President of the Fund and a Vice President of the Manager in August, 2004. Effective December 1, 2004, Mr. Madden became the Fund's sole portfolio manager. Mr. Madden has had over 15 years of experience managing global and U.S. equity investments.


                    50 | OPPENHEIMER DEVELOPING MARKETS FUND

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other emerging markets funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's one-year, three-year, and five-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other emerging markets funds and other funds with comparable asset levels and distribution features. The Board considered that the Fund's management fees and its total expenses were lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced significant asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.


                    51 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                    52 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
THE FUND, LENGTH OF           TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
SERVICE, AGE                  CURRENTLY OVERSEEN
INDEPENDENT TRUSTEES          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS TWO WORLD FINANCIAL
                              CENTER, NEW YORK, NY 10281-1008. EACH TRUSTEE SERVES FOR AN INDEFINITE
                              TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,           Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board of      Attorney at Hogan & Hartson (law firm) (since June 1993); Director of
Trustees (since 2003);        Danielson Holding Corp. (waste-to-energy company) (since 2002); Director of
Trustee (since 1996)          Weyerhaeuser Corp. (1999-April 2004); Director of Caterpillar, Inc.
Age: 74                       (1993-December 2002); Director of ConAgra Foods (1993-2001); Director of
                              Texas Instruments (1993-2001); Director of FMC Corporation (1993-2001).
                              Oversees 38 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,              Trustee of the Committee for Economic Development (policy research
Trustee (since 2005)          foundation) (since 2005); Director of ICI Education Foundation (education
Age: 64                       foundation) (since October 1991); President of the Investment Company
                              Institute (trade association) (1991-2004); Director of ICI Mutual Insurance
                              Company (insurance company) (1991-2004). Oversees 38 portfolios in the
                              OppenheimerFunds complex.

ROBERT G. GALLI,              A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in
Trustee (since 1997)          the OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,         Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 1999)          2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The
Age: 67                       Andrew W. Mellon Foundation (since 2001); Member of the National Academy of
                              Sciences (since 1979); Member of the American Philosophical Society (since
                              1996); Council on Foreign Relations (since 2002); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York
                              Corporation (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,               Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)          1998); and Senior Vice President and General Auditor of American Express
Age: 62                       Company (financial services company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,               Director of Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)          adviser) (since 2002); Managing Director of Carmona Motley, Inc.
Age: 53                       (privately-held financial adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January
                              1998-December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,           Director of Dominion Resources, Inc. (electric utility holding company)
Trustee (since 1996)          (since February 1972); Former Director of Prime Retail, Inc. (real estate
Age: 78                       investment trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens Mutual Casualty Company, American Motorists
                              Insurance Company and American Manufacturers Mutual Insurance Company;
                              Former President and Chief Executive Officer of The Conference Board, Inc.
                              (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.


                    53 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,     Chairman of The Directorship Search Group, Inc. (corporate governance
Trustee (since 1996)          consulting and executive recruiting) (since 1993); Life Trustee of
Age: 73                       International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,             Director of the following medical device companies: Medintec (since 1992)
Trustee (since 2005)          and Cathco (since 1996); Director of Lakes Environmental Association (since
Age: 64                       1996); Member of the Investment Committee of the Associated Jewish
                              Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 39 portfolios in the
                              OppenheimerFunds complex.

PETER I. WOLD,                President of Wold Oil Properties, Inc. (oil and gas exploration and
Trustee (since 2005)          production company) (since 1994); Vice President, Secretary and Treasurer
Age: 57                       of Wold Trona Company, Inc. (soda ash processing and production) (since
                              1996); Vice President of Wold Talc Company, Inc. (talc mining) (since
                              1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since
                              1979); Director and Chairman of the Denver Branch of the Federal Reserve
                              Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND        THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
OFFICER                       STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE
                              FOR AN INDEFINITE TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS
                              RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED
                              TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,               Chairman, Chief Executive Officer and Director (since June 2001) and
President and Principal       President (since September 2000) of the Manager; President and Director or
Executive Officer (since      Trustee of other Oppenheimer funds; President and Director of Oppenheimer
2001) and Trustee (since      Acquisition Corp. ("OAC") (the Manager's parent holding company) and of
2001)                         Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
Age: 56                       Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc.
                              (subsidiary of the Manager) (since November 2001); Chairman and Director of
                              Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                              (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                              Management, Inc., Centennial Asset Management Corporation, Trinity
                              Investment Management Corporation and Tremont Capital Management, Inc.
                              (since November 2001), HarbourView Asset Management Corporation and OFI
                              Private Investments, Inc. (since July 2001); President (since November
                              2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                              Inc.; Executive Vice President of Massachusetts Mutual Life Insurance
                              Company (OAC's parent company) (since February 1997); Director of DLB
                              Acquisition Corporation (holding company parent of Babson Capital
                              Management LLC) (since June 1995); Member of the Investment Company
                              Institute's Board of Governors (since October 3, 2003); Chief Operating
                              Officer of the Manager (September 2000-June 2001); President and Trustee of
                              MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                              Company (September 1999-August 2000); President, Chief Executive Officer
                              and Director of MML Bay State Life Insurance Company (September 1999-August
                              2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-
                              owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 77


                    54 | OPPENHEIMER DEVELOPING MARKETS FUND

JOHN V. MURPHY,               portfolios as a Trustee or Director and 10 additional portfolios as officer
Continued                     in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE FUND    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR
                              MESSRS. MADDEN, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                              11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. WIXTED AND MR. VANDEHEY,
                              6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN
                              ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

MARK MADDEN,                  Vice President of the Manager (since August 2004). Formerly he held the
Vice President                following positions in Global Asset Management at Pioneer Investment
(since 2004)                  Management, Inc.: Managing Director, Global Emerging Markets Team (November
Age: 48                       2000-July 2004), Senior Vice President and Portfolio Manager, International
                              Equities (December 1998-October 2000) and Vice President and Portfolio
                              Manager, International Equities (February 1993-November 1998). An officer of 1 portfolio in the OppenheimerFunds complex.

MARK S. VANDEHEY,             Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief      March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Compliance Officer (since     Centennial Asset Management Corporation and Shareholder Services, Inc.
2004)                         (since June 1983); Vice President and Director of Internal Audit of the
Age: 55                       Manager (1997-February 2004). An officer of 87 portfolios in the
                              OppenheimerFunds complex.

BRIAN W. WIXTED,              Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal       Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting      Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Officer (since 1999)          Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
Age: 46                       Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
                              March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
                              (since May 2000), OFI Institutional Asset Management, Inc. (since November
                              2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and
                              Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC
                              (since March 1999), Centennial Asset Management Corporation (March
                              1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                              2003); Principal and Chief Operating Officer of Bankers Trust
                              Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,               Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)        March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 57                       (since December 2001); General Counsel of Centennial Asset Management
                              Corporation (since December 2001); Senior Vice President and General
                              Counsel of HarbourView Asset Management Corporation (since December 2001);
                              Secretary and General Counsel of OAC (since November 2001); Assistant
                              Secretary (since September 1997) and Director (since November 2001) of
                              OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                              President and Director of Oppenheimer Partnership Holdings, Inc. (since
                              December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                              November 2001); Senior Vice President, General Counsel and Director of
                              Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                              December 2001); Senior Vice President, General Counsel and Director of OFI
                              Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                              President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                              President and General Counsel of OFI Institutional Asset Management, Inc.


                    55 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,               (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
Continued                     December 2003); Senior Vice President (May 1985-December 2003), Acting
                              General Counsel (November 2001-February 2002) and Associate General Counsel
                              (May 1981-October 2001) of the Manager; Assistant Secretary of the
                              following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                              Financial Services, Inc. (November 1989-November 2001), and
                              OppenheimerFunds International Ltd. (September 1997-November 2001). An
                              officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                    56 | OPPENHEIMER DEVELOPING MARKETS FUND

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction

2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2005 and $15,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $132,059 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $7,563 in fiscal 2004 to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $137,059 in fiscal 2005 and $53,063 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005


By:    /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted

       Principal Financial Officer

Date:  October 17, 2005